UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices)

(Zip code)

James Ash

80 Arkay Drive, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

 9/30

Date of reporting period:    9/30/13

Item 1.  Reports to Stockholders.

Good Harbor U.S. Tactical Core Fund

Class	A	Shares	GHUAX
Class	C	Shares	GHUCX
Class	I	Shares	GHUIX

Annual Report

September 30, 2013

 Advised by:

www.ghf-funds.com

1-877-270-2848

Distributed by Northern Lights Distributors, LLC

Member FINRA

November 7, 2013

Dear Shareholders,

We are pleased to provide our first Annual Letter to Shareholders.  The Good Harbor U.S. Tactical Core Fund (the “Fund”) officially launched on December 31, 2012, and began trading in early 2013.  In spite of missing the market’s strong performance on the first trading day of January, we believe the Fund has performed well since inception.  Equity market conditions have been generally favorable this year and the Fund has carried a full equity allocation in six of the nine months through the Fund’s year end.  Both of these factors have contributed favorably to overall performance.

PERFORMANCE REVIEW

Through our tactical approach, the Fund can be allocated to one of three states: (i) 100% equity exposure; (ii) half in equities and half in bonds, or what the advisor refers to as a 50/50 state; or (iii) all in bonds.  In those environments where we anticipate that risk premiums are more likely to be rising, we tend to carry no equity exposure.

Risk conditions just prior to the opening of the Fund were generally more modest.  Beginning in January, we observed a more favorable environment for equity risk.  This was not a surprise given the meager market returns that accompanied the election in November 2012 and Congressional debt ceiling negotiations in December 2012.  These more favorable conditions persisted through the first four months of 2013 and the strategy carried a full equity allocation through April.

The solid return for stocks in the first quarter marks the second best opening quarter performance since 1999, and is a strong follow-up to the 12.59% return posted by the S&P 500 Total Return Index1 (S&P500 TR) in the first quarter of 2012.  The Fund was able to capitalize on the rally in the first quarter through the full equity allocation.  After spending January and February fully exposed to small and mid capitalization stocks, the portfolio was shifted to a blend of large and small capitalization exposure for March and April while maintaining the full equity exposure.

On a relative basis, risk became somewhat less attractive through the remainder of the second quarter and into the third quarter where the Fund held mixed allocations (50/50 state) to equities and bonds in three of these six months.  The S&P500 TR generated returns of +2.91% in the second quarter, and +5.24% in the third quarter.  In comparison, the Fund returned -2.15% and +3.77% in the second and third quarters, respectively.  The Fund’s performance in the third quarter was negatively affected by selling pressure in the equity markets through the latter part of August when the Fund was exposed to mid and small capitalization stocks.  These market conditions, and the Fund’s performance in that environment, negatively affected what was otherwise a strong quarter for the Fund.  We note that these conditions do sometimes occur, and while their short term impact can be sharp, we feel the long term success of the Fund’s investment approach is well supported.

Year-to-date, through September 30, the Fund is +11.00% for Class A Shares and +11.20% for Class I Shares (net-of-fees), compared to the S&P500 TR, which returned +19.79%.  Recall that the Fund did not trade on the first two trading days of 2013 which had an impact on relative performance, as have inflows into this new Fund.

The Fund has attracted significant levels of new investment this year.  Since its inception on December 31, 2012, the Fund’s AUM has grown to approximately $650MM.  Significant Fund flows – specifically in contrast to the opening value of the Fund – can act as a drag on relative performance in a rising market environment, like that which we have seen this year.  We anticipate that as flows into the Fund normalize, and the AUM of the Fund becomes larger, the effects of significant flows will diminish.

INVESTMENT OUTLOOK

With just a few months remaining in the 2013 calendar year, we have seen reasonably favorable conditions continue in the equity markets.  Recall that our view of the market environment is, by design, 20-40 days into the future.  As such, we do not spend time attempting to develop a forecast of conditions out over the horizon.  We believe this fairly short-term view into the future offers the Fund the ability to remain rather nimble through its allocations.

Our allocations in October and November have been 100% equity exposure.  Of note, through November, the Fund has carried 100% equity exposure in eight of the eleven months.  Nevertheless, we find that investors continue to question the current valuation levels of the market and appear wary of possibilities for continued growth from these levels.

We thank you for your continued support and confidence in our management.

Sincerely,

Paul Ingersoll, Chief Executive Officer

_____________________

1 The S&P 500 Total Return Index is the total return version of the S&P 500 Index which includes the effects of reinvested dividends. The S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index returns do not reflect any fees, expenses or sales charges. Investors may not invest directly in an index.

Mutual funds involve risk including possible loss of principal.  Past performance is no guarantee of future results.  Investment return and principal value will vary.  Investors’ shares when redeemed may be worth more or less than original cost.  Returns do not reflect the deduction of taxes a shareholder would pay on distributions or redemption of fund shares.  Before investing you should carefully consider the investment objectives, risks, shares and expenses of the Good Harbor U.S. Tactical Core Fund.  This and other important information about the Fund is contained in the prospectus; to obtain an additional prospectus please call 877-270-2848.  The prospectus should be read carefully before investing.  The Good Harbor U.S. Tactical Core Fund is distributed by Northern Lights Distributors, LLC member FINRA.

2805-NLD-11/08/2013

GOOD HARBOR U.S. TACTICAL CORE FUND
PORTFOLIO REVIEW (Unaudited)
September 30, 2013

The Fund's performance figures* for the period ended September 30, 2013, as compared to its benchmark:
	Six	Inception** -	Inception*** -
	Months	September 30, 2013	September 30, 2013
Good Harbor U.S. Tactical Core Fund - Class A	1.46%	11.00%	N/A
Good Harbor U.S. Tactical Core Fund - Class A with load	-4.39%	4.62%	N/A
Good Harbor U.S. Tactical Core Fund - Class I	1.55%	11.20%	N/A
Good Harbor U.S. Tactical Core Fund - Class C	1.01%	N/A	10.07%
S&P 500 Total Return Index	8.31%	19.79%	16.48%

Comparision of the Change in Value of a $10,000 Investment

* The performance data quoted here represents past performance.  The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%.  Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.  Performance figures for periods less than 1 year are not annualized.  The Fund’s total annual operating expenses are 1.40% for Class A shares, 1.15% for Class I shares and 2.15% for Class C shares per the December 26, 2012 Prospectus. For performance information current to the most recent month-end, please call toll-free 1-877-270-2848.

The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States.  Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

** Inception date for Class A and Class I shares is December 31, 2012.
*** Inception date for Class C shares is January 4, 2013.

Portfolio Composition as of September 30, 2013	% of Net Assets
Bond Funds	36.4%
Equity Funds	29.6%
Money Market Fund	29.1%
Other Assets Less Liabilities - Net	4.9%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed analysis of the Fund's holdings.

GOOD HARBOR U.S. TACTICAL CORE FUND
PORTFOLIO OF INVESTMENTS
September 30, 2013
Shares			Value
	EXCHANGE TRADED FUNDS - 66.0%
	BOND FUNDS - 36.4%
1,650,599	iShares Lehman 3-7 Year Treasury Bond		$ 200,267,177

	EQUITY FUNDS - 29.6%
	GROWTH & INCOME - SMALL CAP - 29.6%
1,526,615	iShares Russell 2000 Index Fund		162,767,691

	TOTAL EXCHANGE TRADED FUNDS - (Cost - $353,374,988)		363,034,868

	SHORT TERM INVESTMENT - 29.1%
	MONEY MARKET FUND - 29.1%
159,905,051	Fidelity Institutional Money Market - Money Market Portfolio,
	Institutional Class, to yield 0.01% * (Cost $159,905,051)		159,905,051

	TOTAL INVESTMENTS - 95.1% (Cost - $513,280,039) (a)		$ 522,939,919
	OTHER ASSETS LESS LIABILITIES - NET - 4.9%		26,925,630
	NET ASSETS - 100.0%		$ 549,865,549

* Money market fund; interest rate reflects seven-day effective yield on September 30, 2013.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $516,494,606 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation	$ 9,659,880
		Unrealized depreciation	(3,214,567)
		Net unrealized appreciation	$ 6,445,313

LONG FUTURES CONTRACTS

Long Contracts	Description	Underlying Face Amount at Value *	Unrealized Gain/(Loss)
1,770	Russell Mini Future, December 2013	$ 189,637,800	$ 3,019,066
728	US 10 Year Future, December 2013	92,012,648	1,933,826
243	US Long Bond Future, December 2013	32,410,125	742,404
		Net Unrealized Gain from Open Long Futures Contracts	$ 5,695,296

 *  The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

See accompanying notes to financial statements.

GOOD HARBOR U.S. TACTICAL CORE FUND
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2013

ASSETS
Investment securities:
At cost	$ 513,280,039
At value	$ 522,939,919
Deposit at Broker for futures contracts	38,199,158
Variation margin - Due from Broker	24,677
Receivable for Fund shares sold	9,111,766
Interest receivable	7,597
TOTAL ASSETS	570,283,117

LIABILITIES
Payable for investments purchased	19,714,546
Payable for Fund shares repurchased	196,785
Investment advisory fees payable	362,248
Fees payable to other affiliates	70,934
Distribution (12b-1) fees payable	73,055
TOTAL LIABILITIES	20,417,568
NET ASSETS	$ 549,865,549

NET ASSETS CONSIST OF:
Paid in capital [$0 par value, unlimited shares authorized]	$ 541,372,156
Accumulated net investment loss	(438,647)
Accumulated net realized loss on investments and futures contracts	(6,423,136)
Net unrealized appreciation of investments and futures contracts	15,355,176
NET ASSETS	$ 549,865,549

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$ 168,847,697
Shares of beneficial interest outstanding	15,217,902
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$ 11.10
Maximum offering price per share (maximum sales charge of 5.75%)	$ 11.78

Class I Shares:
Net Assets	$ 305,898,382
Shares of beneficial interest outstanding	27,519,394
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$ 11.12

Class C Shares :
Net Assets	$ 75,119,470
Shares of beneficial interest outstanding	6,805,400
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$ 11.04

(a)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.

See accompanying notes to financial statements.

GOOD HARBOR U.S. TACTICAL CORE FUND
STATEMENT OF OPERATIONS
For the Period Ended September 30, 2013 (a)

INVESTMENT INCOME
Dividends	$ 971,191
Interest	36,410
TOTAL INVESTMENT INCOME	1,007,601

EXPENSES
Investment advisory fees	1,107,541
Distribution (12b-1) fees:
Class A	105,377
Class C	84,988
Administrative services fees	279,200
TOTAL EXPENSES	1,577,106

Less: Fees waived/reimbursed by the Advisor	(99,573)

NET EXPENSES	1,477,533

NET INVESTMENT LOSS	(469,932)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(4,841,099)
Futures contracts	(1,550,752)
Net realized loss	(6,391,851)
Net change in unrealized appreciation (depreciation) on:
Investments	9,659,880
Futures contracts	5,695,296
Net change in unrealized appreciation on investments	15,355,176

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	8,963,325

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 8,493,393

(a)	The Good Harbor U.S. Tactical Core Fund Class A and I shares commenced operations on December 31, 2012. Class C shares commenced operations on January 4, 2013.

See accompanying notes to financial statements.

GOOD HARBOR U.S. TACTICAL CORE FUND
STATEMENT OF CHANGES IN NET ASSETS

Period Ended
September 30, 2013 (a)
FROM OPERATIONS
Net investment loss	$ (469,932)
Net realized loss on investments and futures contracts	(6,391,851)
Net change in unrealized appreciation on investments and futures contracts	15,355,176
Net increase in net assets resulting from operations	8,493,393

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	190,382,628
Class I	392,830,923
Class C	74,544,975
Redemption fee proceeds:
Class A	4,195
Class I	5,821
Class C	799
Payments for shares redeemed:
Class A	(23,876,788)
Class I	(92,070,733)
Class C	(449,664)
Net increase in net assets from shares of beneficial interest	541,372,156

TOTAL INCREASE IN NET ASSETS	549,865,549

NET ASSETS
Beginning of Period	-
End of Period*	$ 549,865,549
* Includes accumulated net investment loss of:	$ (438,647)

SHARE ACTIVITY
Class A:
Shares Sold	17,383,959
Shares Redeemed	(2,166,057)
Net increase in shares of beneficial interest outstanding	15,217,902

Class I:
Shares Sold	36,062,289
Shares Redeemed	(8,542,895)
Net increase in shares of beneficial interest outstanding	27,519,394

Class C:
Shares Sold	6,847,227
Shares Redeemed	(41,827)
Net increase in shares of beneficial interest outstanding	6,805,400

(a)	The Good Harbor U.S. Tactical Core Fund Class A and I shares commenced operations on December 31, 2012. Class C Shares commenced operations on January 4, 2013.

See accompanying notes to financial statements.

GOOD HARBOR U.S. TACTICAL CORE FUND
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the Period Ended September 30, 2013
	Class A (1)	Class I (1)	Class C (2)
Net asset value, beginning of period	$ 10.00	$ 10.00	$ 10.03

Activity from investment operations:
Net investment loss (3)	(0.04)	(0.02)	(0.09)
Net realized and unrealized
gain on investments	1.14	1.14	1.10
Total from investment operations	1.10	1.12	1.01

Paid in capital from redemption fees (4)	0.00	0.00	0.00

Net asset value, end of period	$ 11.10	$ 11.12	$ 11.04

Total return (5,6)	11.00%	11.20%	10.07%

Net assets, at end of period (000s)	$ 168,848	$ 305,898	$ 75,119

Ratio of gross expenses to average
net assets (7,8,9)	1.49%	1.23%	2.27%
Ratio of net expenses to average
net assets (8,9)	1.40%	1.15%	2.15%
Ratio of net investment income
to average net assets (8,9)	-0.47%	-0.28%	-1.15%

Portfolio Turnover Rate (6)	375%	375%	375%

(1)	The Good Harbor U.S. Tactical Core Fund's Class A and Class I shares commenced operations on December 31, 2012.
(2)	The Good Harbor U.S. Tactical Core Fund's Class C shares commenced operations on January 4, 2013.
(3)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(4) Amount represents less than $0.01 per share.
(5)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(6) Not annualized.
(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(8) Annualized.
(9)	The ratios shown do not include the Fund's proportionate shares of the expenses of the underlying funds in which the Fund invests.

See accompanying notes to financial statements.

GOOD HARBOR U.S. TACTICAL CORE FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 2013

1.

ORGANIZATION

The Good Harbor U.S. Tactical Core Fund (the “Fund”), is a series of shares of beneficial interest of the Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized under the laws of the state of Delaware.  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified, open-end management investment company.  The investment objective of the Fund is to seek total return from capital appreciation and income. The Fund commenced operations on December 31, 2012.

The Fund currently offers three classes of shares: Class A, Class I and Class C shares. Class A shares and Class I shares commenced operations on December 31, 2012 and Class C shares commenced operations on January 4, 2013.  Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.  Class I and Class C shares are offered at net asset value.  Each share class represents an interest in the same assets of the Fund and share classes are identical except for differences in their distribution charges, sales charges, and minimum investment amounts. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.  The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.  Actual results could differ from those estimates.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board of Trustees (“the Board”).  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process.  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset

GOOD HARBOR U.S. TACTICAL CORE FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2013

held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued.  In the absence of a sale on the primary exchange, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.  NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.  Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Valuation of Underlying Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Board of Directors of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares.  There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the

GOOD HARBOR U.S. TACTICAL CORE FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2013

determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2013 for the Fund’s investments measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments *
Bond Funds	$ 200,267,177	$ -	$ -	$ 200,267,177
Equity Funds	162,767,691	-	-	162,767,691
Short - Term Investment	159,905,051	-	-	159,905,051
Derivatives
Long Futures Contracts**	5,695,296	-	-	5,695,296
Total	$ 528,635,215	$ -	$ -	$ 528,635,215

The Fund did not hold any Level 3 securities during the period.  There were no transfers between Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

*   Refer to the Portfolio of Investments for security classifications.

** Cumulative appreciation (depreciation) of futures contracts is reported in the above table. Only current day variation margin is reported within the Statement of Assets and Liabilities.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Exchange Traded Funds - The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Futures Contracts – The Fund is subject to equity price risk and interest rate risk in the normal course of pursuing its investment objectives. The Fund may purchase or sell futures contracts to hedge against market risk and to reduce return volatility.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.   Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.   When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.  If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing

GOOD HARBOR U.S. TACTICAL CORE FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2013

transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.  The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract.  Risks may exceed amounts recognized in the Statements of Assets and Liabilities.  With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The derivative instruments outstanding as of September 30, 2013 as disclosed in the Portfolio of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Fund.

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations

The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities as of September 30, 2013:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/ Interest Rate Contracts	Net unrealized appreciation from open futures contracts

The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of September 30, 2013:

Derivatives Investment Value
Derivative Investment Type	Equity Contracts	Interest Rate Contracts	Total for the Period Ended September 30, 2013
Futures	$ 3,019,066	$ 2,676,230	$ 5,695,296

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations for the period ended September 30, 2013:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Interest Rate Contracts	Net realized gain (loss) from future contracts; Net change in unrealized appreciation (depreciation) on futures contracts

The following is a summary of the Fund’s realized gain (loss) on derivative investments recognized in the Statement of Operations categorized by primary risk exposure for the period ended September 30, 2013:

Realized gain/(loss) on derivatives recognized in the Statement of Operations
Derivative Investment Type	Equity Risk	Interest Rate Risk	Total for the Period Ended September 30, 2013
Futures	$ 791,490	$ (2,342,242)	$ (1,550,752)

Net change in unrealized appreciation/(depreciation) on derivatives recognized in the Statement of Operations
Derivative Investment Type	Equity Risk	Interest Rate Risk	Total for the Period Ended September 30, 2013
Futures	$ 3,019,066	$ 2,676,230	$ 5,695,296

GOOD HARBOR U.S. TACTICAL CORE FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2013

Offsetting of Financial Assets and Derivative Assets

The Fund’s policy is to recognize a net asset or liability equal to the net variation margin for futures contracts.  During the period ended September 30, 2013, the Fund was not subject to any master netting arrangements.  The following table shows additional information regarding the offsetting of assets and liabilities at September 30, 2013.

Assets:				Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Assets Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Futures Contracts	$ 67,352	$ (42,675)	$ 24,677	$ -	$ 24,677	$ -
Total	$ 67,352	$ (42,675)	$ 24,677	$ -	$ 24,677	$ -

Liabilities:				Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Assets Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Futures Contracts	$ 42,675	$ (42,675)	$ -	$ -	$ -	$ -
Total	$ 42,675	$ (42,675)	$ -	$ -	$ -	$ -

Distributions to Shareholders – Distributions from net investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date.  The Fund will declare and pay net realized capital gains, if any, annually.  The character of income and gains to be distributed is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature.  To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification.  Any such reclassifications will have no effect on net assets, results from operations, or Net Asset Value per share of the Fund.

Federal Income Tax – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for Federal income tax is required.  The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

GOOD HARBOR U.S. TACTICAL CORE FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2013

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Good Harbor Financial, LLC (the “Advisor”), serves as investment advisor to the Fund. Subject to the authority of the Board of Trustees, the Advisor is responsible for the management of the Fund’s investment portfolio.  The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services.  A Trustee and certain officers of the Fund are also officers of GFS.

Pursuant to an Advisory Agreement with the Trust, on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets.  During the period ended September 30, 2013, the Advisor earned fees of $1,107,541.

Pursuant to the Operating Expense Limitation Agreement (the “Waiver Agreement”), the Advisor has agreed at least until January 31, 2014, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, expenses incurred in connection with any merger or reorganization, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor)) do not exceed 1.40%, 1.15% and 2.15% of the daily average net assets attributable to Class A, Class I and Class C shares respectively. During the period ended September 30, 2013, the Advisor waived fees and reimbursed expenses in the amounts of $38,214, $50,838 and $10,521, respectively.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s Operating Expenses attributable to Class A, Class I and Class C shares are subsequently less than 1.40%, 1.15% and 2.15% of average daily net assets, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 1.40%, 1.15% and 2.15% of average daily net assets for Class A, Class I and Class C shares, respectively. If Fund Operating Expenses attributable to Class A, Class I and Class C shares subsequently exceed 1.40%, 1.15% and 2.15% per annum of the Fund's average daily net assets, respectively, the reimbursements shall be suspended.

The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). As of September 30, 2013, there was $99,573 of fee waivers subject to recapture by the Advisor through September 30, 2016.

GOOD HARBOR U.S. TACTICAL CORE FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2013

The Trust, with respect to the Fund, has adopted the Trust’s Distribution and Shareholder Servicing Plan for Class A and Class C shares ("12b-1 Plan" or "Plan").  The Plan provides that a monthly service fee is calculated at an annual rate of 0.25% and 1.00% of its average daily net assets attributable to the Class A and Class C shares, respectively.  Pursuant to the Plan, the Fund may compensate the securities dealers or other financial intermediaries, financial institutions, investment advisors, and others for activities primarily intended to result in the sale of Fund shares and for maintenance and personal service provided to existing shareholders.  The Plan further provides for periodic payments to brokers, dealers and other financial intermediaries, including insurance companies, for providing shareholder services and for promotional and other sales-related costs.  Pursuant to the Plan, $105,377 and $84,988 in distribution fees for Class A and Class C shares, respectively, were incurred during the period ended September 30, 2013.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A, Class C, and Class I shares.  The Distributor is an affiliate of GFS.  For the period ended September 30, 2013, the Distributor received $1,824,307 in underwriting commissions for sales of Class A and Class C shares, of which $154,154 was retained by the principal underwriter or other affiliated broker-dealers.

Pursuant to the terms of an administrative servicing agreement with GFS, the Fund pays to GFS a monthly fee for all operating expenses of the Fund, which is calculated on its average daily net assets. Operating expenses include but are not limited to Fund Accounting, Fund Administration, Transfer Agency, Legal Fees, Audit Fees, Compliance Services, Shareholder Reporting Expense and Custody Fees.  The approved entities may be affiliates of GFS.  GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC  (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from GFS under the administrative servicing agreement.

Gemcom, LLC (“Gemcom”) - Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, Gemcom receives customary fees from GFS under the administrative servicing agreement.

4.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than U.S. Government securities and short-term investments, for the period ended September 30, 2013 amounted to $771,971,706 and $413,755,489, respectively.

5.

REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days.  The redemption fee is paid directly to the Fund.  For the period ended September 30, 2013, the Fund assessed $4,195, $799 and $5,821 for Class A shares, Class C shares and Class I shares, respectively, in redemption fees.

GOOD HARBOR U.S. TACTICAL CORE FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2013

6.

UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently seeks to achieve its investment objective by investing a portion of its assets in iShares Lehman 3-7 Year Treasury Bond Fund, iShares Russell 2000 Index Fund and Fidelity Institutional Money Market Portfolio (the “Securities”).  The Fund may redeem its investments from the Securities at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Securities.  The annual report of the Securities, along with the report of the independent registered public accounting firm is included in the Securities N-CSR’s available at ‘www.sec.gov’ or on the Funds’ websites, ‘www.iShares.com’ and ‘www.Fidelity.com’.  As of September 30, 2013, the percentage of the Fund’s net assets invested in the Securities was 36.4%, 29.6% and 29.1% in the iShares Lehman 3-7 Year Treasury Bond Fund, iShares Russell 200 Index Fund and Fidelity Institutional Money Market Portfolio, respectively, for the Fund.

7.

TAX COMPONENTS OF CAPITAL

As of September 30, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Income	Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
$ -	$ 2,486,727	$ -	$ -	$ (438,647)	$ 6,445,313	$ 8,493,393

The difference between book basis and tax basis unrealized appreciation/(depreciation) and accumulated net realized gain/(loss) from investments is primarily attributable to the tax deferral of losses on wash sales and the mark to market on futures contracts.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer such late year losses of $438,647.

Permanent book and tax differences, primarily attributable to net operating losses, resulted in reclassification for the period ended September 30, 2013 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$ -	$ 31,285	$ (31,285)

8.

SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.  Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Good Harbor U.S. Tactical Core Fund

and Board of Trustees of Northern Lights Fund Trust III

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Good Harbor U.S. Tactical Core Fund (the “Fund”), a series of Northern Lights Fund Trust III, as of September 30, 2013, and the related statements of operations and changes in net assets and the financial highlights for the period December 31, 2012 (commencement of operations) through September 30, 2013.  These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2013, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Good Harbor U.S. Tactical Fund as of September 30, 2013, and the results of its operations, the changes in its net assets and the financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Cleveland, Ohio

November 27, 2013

GOOD HARBOR U.S. TACTICAL CORE FUND

EXPENSE EXAMPLES (Unaudited)

September 30, 2013

As a shareholder of the Good Harbor U.S. Tactical Core Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, and contingent deferred sales charges (CDSCs); (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Good Harbor U.S. Tactical Core Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held from April 1, 2013 through September 30, 2013.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 4/1/13	Ending Account Value 9/30/13	Expenses Paid During Period 4/1/13 – 9/30/13 *	Annualized Expense Ratio
Class A	$1,000.00	$1,014.60	$7.07	1.40%
Class I	$1,000.00	$1,015.50	$5.81	1.15%
Class C	$1,000.00	$1,010.10	$10.83	2.15%

Hypothetical (5% return before expenses)	Beginning Account Value 4/1/13	Ending Account Value 9/30/13	Expenses Paid During Period 4/1/13 – 9/30/13 *	Annualized Expense Ratio
Class A	$1,000.00	$1,018.05	$7.08	1.40%
Class I	$1,000.00	$1,019.30	$5.82	1.15%
Class C	$1,000.00	$1,014.29	$10.86	2.15%

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

GOOD HARBOR U.S. TACTICAL CORE FUND

SUPPLEMENTAL INFORMATION (Unaudited)

September 30, 2013

This chart provides information about the Trustees and Officers who oversee the Fund. Officers elected by the Trustees manage the day‐to‐day operations of the Fund and execute policies formulated by the Trustees. The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. The address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130 unless otherwise noted.

Independent Trustees

Name, Address* Year if Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
Jerry Vincentini 1940	Trustee, Chairman	Since February 2012, Indefinite	Retired; President and Owner, Pins, Patches, Plaques Etc. Inc., (since 2003); President and Owner, Graduation Supplies Inc., (1980-2008).	18	Lifetime Achievement Fund, Inc. (July 2000 to April 2012).
Mark H. Taylor*** 1964	Trustee	Since February 2012, Indefinite	Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002 – 2009); Former member of the AICPA Auditing Standards Board, AICPA ( 2008-2011).	118

Alternative Strategies Fund (since June 2010); Lifetime Achievement Fund, Inc.   (Director and Audit Committee Chairman) (February 2007 to April 2012); Northern Lights Fund Trust (since 2007); Northern Lights Variable Trust (since 2007).

Anthony M. Payne 1942	Trustee	Since February 2012, Indefinite	Retired; (since 2008); Executive Director, Iowa West Foundation (philanthropic non-profit foundation) and Iowa West Racing Association (non-profit corporation) (1996 – 2008).	18	Lifetime Achievement Fund, Inc. (February 2012 to April 2012)

GOOD HARBOR U.S. TACTICAL CORE FUND

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

September 30, 2013

Independent Trustees

Name, Address* Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
James U. Jensen 1944	Trustee	Since February 2012, Indefinite	Chief Executive Officer, ClearWater Law & Governance Group, LLC (an operating board governance consulting company) (since 2008); Of Counsel, Woodbury & Kesler (Law Firm, since 2008); Legal Consultant, Jensen Consulting (2004-2008).	18

Wasatch Funds Trust, (since 1986); Agricon Global Corporation, formerly Bayhill Capital Corporation (large scale farming in Ghana, West Africa) (since December 2007); Lifetime Achievement Fund, Inc. (since February 2012).

John V. Palancia 1954	Trustee	Since February 2012, Indefinite	Retired (since 2011); Formerly, Director of Futures Operations Control, Merrill Lynch, Pierce, Fenner & Smith, Inc. (1975 - 2011).	118	Alternative Strategies Fund (since June 2012); Lifetime Achievement Fund, Inc. (February 2012 to April 2012); Northern Lights Fund Trust (December 2011); Northern Lights Variable Trust (December 2011)

* The address of each Trustee and officer is c/o Gemini Fund Services, LLC, 17605 Wright Street, Omaha, Nebraska 68130

** The "Fund Complex" includes the following registered management investment companies in addition to the Trust: Northern Lights Fund Trust, and Northern Lights Variable Trust.

*** Mark H. Taylor also serves as an independent trustee of Northern Lights Fund Trust (“NL Trust”) and Northern Lights Variable Trust, each separate trust in the Fund Complex.  On May 2, 2013, the SEC filed an order instituting settled administrative proceedings (the “Order”) against Northern Lights Compliance Services, LLC (“NLCS”), Gemini Fund Services, LLC (“GFS”), certain current Trustees of the Trust, and one former Trustee.  To settle the SEC’s charges, GFS and NLCS each agreed to pay $50,000 penalties, and both firms and the named Trustees agreed to engage an independent compliance consultant to address the violations found in the Order.  The firms and the named Trustees agreed to settle with the SEC without admitting or denying the SEC’s findings, while agreeing to cease and desist from committing or causing any violations and any future violations of those provisions.  There were no allegations that shareholders suffered any monetary harm.  The SEC charges were not against the Adviser or the Funds

GOOD HARBOR U.S. TACTICAL CORE FUND

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

September 30, 2013

Officers of the Trust

Name, Address Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years
Andrew Rogers 80 Arkay Drive Hauppauge, NY 11788 1969	President	Since February 2012, indefinite

Chief Executive Officer, Gemini Fund Services, LLC (since 2012); President and Manager, Gemini Fund Services, LLC (2006 - 2012); Formerly Manager, Northern Lights Compliance Services, LLC (2006 – 2008); and President and Manager, GemCom LLC (2004 - 2011).

Brian Curley 80 Arkay Drive Hauppauge, NY 11788 1970	Treasurer	Since February 2013, indefinite

Assistant Vice President, Gemini Fund Services, LLC (since 2012); Senior Controller of Fund Treasury, The Goldman Sachs Group, Inc. (2008 – 2012); Senior Associate of Fund Administration, Morgan Stanley (1999 – 2008).

James P. Ash 80 Arkay Drive Hauppauge, NY 11788 1976	Secretary	Since February 2012, indefinite

Senior Vice President, Gemini Fund Services, LLC (since 2012); Vice President of Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009 - 2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).

William Kimme 1963	Chief Compliance Officer	Since February 2012, indefinite	Compliance Officer of Northern Lights Compliance Services, LLC (since 2007); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-270-2848.

9/30/13-NLIII

PRIVACY NOTICE

Rev. April 2012

NORTHERN LIGHTS FUND TRUST III

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■

Social Security number and income

■

assets, account transfers and transaction history

■

investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes– such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes– to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes– information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes– information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-888-339-4230

Page 2

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.
These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■

open an account or give us contact information

■

provide account information or give us your income information

■

make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■

sharing for affiliates’ everyday business purposes—information about your creditworthiness

■

affiliates from using your information to market to you

■

sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-270-2848 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-270-2848.

INVESTMENT ADVISOR

Good Harbor Financial, LLC

155 N. Wacker Drive, Suite 850

Chicago, IL 60606

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, NY 11788

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii  The Registrant’s board of trustees has determined that Mark H. Taylor is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Taylor is independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2013 – $13,000

(b)

Audit-Related Fees

2013 – None

(c)

Tax Fees

2013 – $2,500

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2013 - None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2013

Audit-Related Fees:

0.00%

Tax Fees:

0.00%

All Other Fees:

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2013 - $2,500

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/5/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

12/5/13

By (Signature and Title)

/s/ Brian Curley

       Brian Curley, Treasurer

Date

12/5/13